Business Acquisitions - Additional Information (Details) - Yunding - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2017	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Percentage of equity interests acquired		35.00%
Payments to acquire equity interest		¥ 2,520
Percentage of equity interests acquired	22.00%
Cash consideration	¥ 1,584
Ownership equity interest acquired	57.00%
Realized gain on re-measurement of fair value of equity investment	¥ 2,140
Percentage of equity interests acquired	35.00%
Maximum
Business Acquisition [Line Items]
Percentage of financial statements constituted			1.00%	1.00%